Hotel Operating Costs (Tables)	12 Months Ended
Dec. 31, 2019
Operating Expenses [Abstract]
Schedule Of Hotel Operating Costs

Hotel operating costs include all direct costs incurred in the operation of the leased-and-operated hotels and cost of providing franchise services and consist of the following:

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Rental	60,252,952	76,055,484	79,597,408	11,433,452
Utilities	16,692,172	19,264,487	19,119,300	2,746,316
Personnel cost	27,546,240	33,715,007	38,277,298	5,498,190
Depreciation and amortization	22,978,585	21,313,405	34,727,153	4,988,243
Consumable, food and beverage	13,470,072	19,275,688	27,666,436	3,974,035
Costs of hotel manager of franchised-and-managed hotels	54,291,625	70,480,306	96,565,044	13,870,701
Other costs of franchised-and-managed hotels	16,718,827	22,353,424	29,192,923	4,193,301
Others	14,916,556	11,961,462	13,680,917	1,965,140
Total	226,867,029	274,419,263	338,826,479	48,669,378